Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
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Supplemental Cash Flow Information
15.	SUPPLEMENTAL CASH FLOW INFORMATION

(a)	Cash and cash equivalents comprised of the following:

	At December 31 2018	At December 31 2017
Cash	$66	$184
Money market investments	68	2
	$134	$186

(b)	The following table summarizes the impact of increases and decreases in components of working capital on cash provided by operating activities during the years ended December 31:

	2018	2017
Accounts receivable decrease (increase)	$58	$(48)
Inventories increase	(39)	(57)
Sales and indirect taxes recoverable decrease	27	165
Accounts payable and accrued liabilities increase	8	39
Income taxes payable (decrease) increase, net of income taxes receivable	(30)	3
Other	(14)	43
Change in working capital	$10	$145

(c)	The following table summarizes cash received and paid included in the Company’s operating and investing activities during the years ended December 31:

Years ended December 31	2018	2017
Operating activities include the following cash received (paid):
Interest received	$23	$77
Interest paid	(69)	(89)
Income taxes refunded	5	9
Income taxes paid	(193)	(201)
Investing activities include the following cash (paid) received:
Net (purchases) proceeds of short-term investments and equity securities
Purchases of short-term investments	$(61)	$(91)
Proceeds from maturity of short-term investments	71	86
Purchases of equity securities	(43)	(67)
Proceeds from sale of equity securities	3	24
	$(30)	$(48)

(d)	The changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes were as follows:

	Debt	Finance lease obligation
At January 1, 2017	$2,510	$252
Principal payment	(30)	(6)
Accretion	3	2
At January 1, 2018	2,483	248
Principal payment	(500)	(8)
Additional borrowings	880	—
Accretion	4	1
Revision to future lease payments	—	(3)
At December 31, 2018	$2,867	$238